Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

May 29, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust
(filing relates solely to Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset Municipal Money Market Fund, and Western Asset New York Municipal Money Market Fund)
(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

      On behalf of Legg Mason Partners Money Market Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 78 to the registration statement of the Trust (the “Amendment”) relating to Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset Municipal Money Market Fund, and Western Asset New York Municipal Money Market Fund (the “Funds”), each a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

      The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the “summary prospectus” disclosure for registered open-end investment companies as set forth in Form N-1A, as amended, and other updating changes. The Amendment is to be effective on the 60th day after the filing hereof.

      Please call Miles Treakle at (202) 373-6549 or the undersigned at (617) 951-8381 with any comments or questions relating to the Amendment.

Sincerely, /s/ Mari Wilson Mari Wilson